PROPOSED MERGER AND RELATED FINANCINGS - 10-K (Details) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	Mar. 09, 2023 USD ($) $ / shares shares	Dec. 14, 2022 USD ($)	Dec. 13, 2022 USD ($) closing price	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 21, 2023 $ / shares shares	Jul. 31, 2022 $ / shares shares	May 17, 2022 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 30, 2018 $ / shares shares
Reverse Recapitalization [Line Items]
Warrants granted (in shares) | shares									31,250	3,700,000
Warrant exercise price (in usd per share) | $ / shares									$ 0.01	$ 0.9382
Proceeds from issuance of bridge promissory note				$ 12,250	$ 0
Bridge loan carrying amount				$ 0		$ 602
Unamortized debt discounts and debt issuance costs						1,065
Bridge Warrants
Reverse Recapitalization [Line Items]
Proceeds from issuance of bridge promissory note	$ 532	$ 571
Exchange Warrants
Reverse Recapitalization [Line Items]
Warrants granted (in shares) | shares								421,589
Warrant exercise price (in usd per share) | $ / shares								$ 14.73
Private GRI
Reverse Recapitalization [Line Items]
Warrants granted (in shares) | shares									1,169		17,269	25,245
Warrant exercise price (in usd per share) | $ / shares									$ 0.27		$ 0.27	$ 0.27
Proceeds from issuance of bridge promissory note						1,250	$ 0
Bridge loan carrying amount			$ 474			602	$ 0
Committed capital			$ 12,250
Issuance of common stock, percentage of Parent Fully Diluted Number			10.19%
Issuance of common stock, percentage of number of Initial Shares			400.00%
Common stock, additional shares to be issued, share price threshold, percentage			90.00%
Common stock, additional shares to be issued, number of weighted average prices for average | price			5
Capitalized stock issuance costs			$ 259
Private GRI | Vallon
Reverse Recapitalization [Line Items]
Warrants, period from closing			11 days
Warrants, cashless exercise provision, period from closing			240 days
Class of Warrant or Right, Cashless Exercise Provision, Weighted Average Stock Price Threshold Percentage			90.00%
Private GRI | Bridge and Exchange Warrants
Reverse Recapitalization [Line Items]
Proceeds from issuance of bridge promissory note		571
Private GRI | Bridge Warrants
Reverse Recapitalization [Line Items]
Warrants granted (in shares) | shares	1,252,490
Warrant exercise price (in usd per share) | $ / shares	$ 1.33
Warrants, term	60 months
Private GRI | Exchange Warrants
Reverse Recapitalization [Line Items]
Warrants granted (in shares) | shares	11,272,408
Warrant exercise price, percentage	24.00%
Private GRI | Series A-1 Warrants | Vallon
Reverse Recapitalization [Line Items]
Warrants, term			60 months
Warrant exercise price, percentage			22.00%
Issuance of warrants, percentage of Initial Shares			500.00%
Private GRI | Series A-2 Warrants | Vallon
Reverse Recapitalization [Line Items]
Warrants, term			24 months
Warrant exercise price, percentage			24.00%
Issuance of warrants, percentage of Initial Shares			450.00%
Private GRI | Series T Warrants | Vallon
Reverse Recapitalization [Line Items]
Warrants, term			24 months
Warrant exercise price, percentage			20.00%
Issuance of warrants, percentage of Initial Shares			320.90%
Private GRI | Vallon Common Stock Warrants | Vallon
Reverse Recapitalization [Line Items]
Issuance of warrants, percentage of Initial Shares			320.90%
Private GRI | Bridge promissory note
Reverse Recapitalization [Line Items]
Debt instrument, face amount	$ 1,667	1,667	$ 3,333
Aggregate purchase price	1,250	1,250	$ 2,500
Number of closings | closing			2
Proceeds from issuance of bridge promissory note		$ 679
Debt issuance costs	$ 205
Unamortized debt discounts and debt issuance costs						1,065
Interest expense						$ 127